EQUITY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 63,682	¥ 450,782
Ending balance	63,682	450,782	$ 63,682	¥ 450,782
Other Capital Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	103,879	735,319	101,589	719,110
Deemed distribution to the controlling shareholder	2,880	20,382
Equity-settled share-based payment	435	3,074
Equity inventive share-based payment			2,290	16,209
Ending balance	$ 107,194	¥ 758,775	$ 103,879	¥ 735,319